ALPS ETF TRUST

ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF,

ALPS/GS Momentum Builder® Multi-Asset Index ETF,

ALPS/GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF and

ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF (the “Funds”)

SUPPLEMENT DATED MARCH 31, 2013

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 17, 2012

Change to Service Provider

Effective March 31, 2013, all references to ALPS Distributors, Inc. as the Funds’ Distributor should be deleted. Also effective March 31, 2013, the Distributor is ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

For additional information regarding the Funds, shareholders may call 855.325.8019.

Please retain this supplement for future reference.